Components of Investment in Jointly Venture (Detail)	3 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Investment in a jointly controlled entity CNY	Dec. 31, 2011 Shareholders' loan CNY	Dec. 31, 2011 Subtotal CNY	Dec. 31, 2011 Shares of loss CNY
Schedule of Equity Method Investments [Line Items]
Beginning balance	9,154,000		0			500,000	10,000,000	10,500,000	(1,346,000)
Share of loss	(853,000)	(136,000)	(853,000)	0	0	0	0	0	(853,000)
Ending balance	8,301,000	$ 1,319,000	8,301,000	0		500,000	10,000,000	10,500,000	(2,199,000)